Fair Value - Information about Significant Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 75,557	€ 160,187
Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 53,647	97,195
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Broker quote
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Discount rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Constant prepayment rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Own credit spread
Level III [member] | Other Liabilities [member] | Derivatives [member] | Other valuation technique [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Other
Level III [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 4,372	5,750
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	840	3,437
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,008	1,393
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	131	191
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	126	166
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	5	25
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	216	603
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	148	82
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 66	€ 493
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	40.53%	21.43%
Financial assets at fair value	€ 2	€ 5
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		9.95%
Financial assets at fair value		€ 22
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	660	599
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2	3
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 48	€ 56
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	7.10%	7.09%
Financial assets at fair value	€ 610	€ 541
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 1	1,348
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		1,343
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		5
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	7.80%
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 3,363	3,010
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 3,363	2,944
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		€ 66
Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.45%	0.23%
Financial assets at fair value	€ 836	€ 3,437
Level III [member] | Recurring fair value measurement [member] | Other Liabilities [member] | Derivatives [member] | Other valuation technique [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 4